Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2013	307,131,051	(100,196,305)	206,934,746
Sale of a vessel	(12,091,393)	5,330,556	(6,760,837)
Depreciation for the period	-	(8,501,893)	(8,501,893)
Balance, June 30, 2013	295,039,658	(103,367,642)	191,672,016